Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value (in Dollars per share)	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 0.0001
Common stock, shares authorized	80,000,000
Common stock, shares outstanding	13,127,472
Common stock, shares issued	13,127,472
ROSECLIFF ACQUISITION CORP I
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
ROSECLIFF ACQUISITION CORP I | Class A Common Stock
Common stock subject to possible redemption	458,716	25,300,000
Common stock subject to possible redemption, per share (in Dollars per share)	$ 10.44	$ 10
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	80,000,000	80,000,000
Common stock, shares outstanding
ROSECLIFF ACQUISITION CORP I | Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares outstanding	6,325,000	6,325,000
Common stock, shares issued	6,325,000	6,325,000